UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                             FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment   [ x ]; Amendment number: [ 26 ]
This Amendment (Check only one):  [  ] is a restatement.
                                  [ X ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:        The Southern Fiduciary Group Inc.
Address:     3100 West End Ave., Ste. 1275, Nashville, TN 37203
             P.O. Box 158947, Nashville, TN 37215


Form 13F File Number:  28-2983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ernest Williams III, C.F.A.
Title:   President
Phone:   615-383-7701

Signature, Place, and Date of Signing

Ernest Williams III        Nashville, TN    August 10, 2006
   [Signature]             [City, State]        [Date]

Report Type (Check only one.):

[ x  ] 13F Holdings Report
[    ] 13F Notice
[    ] Combination Report

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:      NONE
FORM 13F INFORMATION TABLE ENTRY TOTAL:  42
FORM 13F INFORMATION TABLE VALUE TOTAL (X $1,000): $221,540
LIST OF OTHER INCLUDED MANAGERS:
                                      NONE


      COLUMN 1             COLUMN 2  COLUMN 3  COLUMN 4         COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
                           TITLE OF             VALUE       SHARES/     SH/    INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT     PRN    DSCRETN   MNGERS    SOLE    SHARED    NONE
------------------------------------- -------  --------    ------------------   -----    ------  ---------------------------

Am Retirement Corp            COM    028913101       48457     1478700    SH     SOLE     None    531000     0       947700
Bancorp South                 COM    059692103         327       12000    SH     SOLE     None     12000     0            0
Belo Corp Cl A                COM    080555105        2856      183078    SH     SOLE     None     74916     0       108162
Berkshire Hath Cl B           COM    084670207       24390        8015    SH     SOLE     None      3209     0         4806
Berry Petroleum 'A'           COM    085789105        8722      263116    SH     SOLE     None    103340     0       159776
Cardiac Science               COM    14141A108         513       65000    SH     SOLE     None         0     0        65000
Coca-Cola Co                  COM    191216100         348        8100    SH     SOLE     None      3800     0         4300
Correc Crp of Am              COM    22025Y100        6235      117771    SH     SOLE     None     33200     0        84571
DirecTV Group                 COM    25459L106         297       18000    SH     SOLE     None         0     0        18000
Exxon Mobil Corp              COM    30231G102         270        4400    SH     SOLE     None         0     0         4400
Fairfax Financial Hldg        COM    303901102       17972      189120    SH     SOLE     None     69050     0       120070
Gannett Inc                   COM    364730101        1560       27900    SH     SOLE     None         0     0        27900
General Electric              COM    369604103         617       18724    SH     SOLE     None      2074     0        16650
GTECH Holdings                COM    400518106       21778      626168    SH     SOLE     None    261852     0       364316
HCC Ins Hldgs                 COM    404132102        6635      225359    SH     SOLE     None     84761     0       140598
Interpublic Grp Cos           COM    460690100         251       30000    SH     SOLE     None         0     0        30000
Intl Flavor & Fragrn          COM    459506101         740       21000    SH     SOLE     None      9300     0        11700
Lee Enterprises               COM    523768109        1111       41230    SH     SOLE     None     22030     0        19200
Legacy Hotels                 COM    524919107        4675      623300    SH     SOLE     None    165800     0       457500
Leucadia Natl Corp            COM    527288104        1567       53698    SH     SOLE     None     26400     0        27298
Level 3 Communications        COM    52729N100        3509      790304    SH     SOLE     None    379000     0       411304
Loews Corp                    COM    540424108       13445      379254    SH     SOLE     None    103800     0       275454
McCormick & Co                COM    579780206         503       15000    SH     SOLE     None     15000     0            0
Media General                 COM    584404107         214        5100    SH     SOLE     None      1000     0         4100
Natl Health Investors         COM    63633D104       10245      381002    SH     SOLE     None     86081     0       294921
Natl Health Realty            COM    635905102         577       30425    SH     SOLE     None     21877     0         8548
Natl Healthcare Corp          COM    635906100        1048       23521    SH     SOLE     None     21877     0         1644
Overstock.com                 COM    690370101        8662      407434    SH     SOLE     None    149734     0       257700
Pall Corp                     COM    696429307        5449      194600    SH     SOLE     None     56500     0       138100
Pfizer Inc                    COM    717081103         422       18000    SH     SOLE     None         0     0        18000
Proctor & Gamble              COM    742718109        1546       27798    SH     SOLE     None      6045     0        21753
Ryerson Inc                   COM    783755101        1202       44500    SH     SOLE     None      4000     0        40500
Scripps E W Co Cl A           COM    811039106        1587       36790    SH     SOLE     None     23690     0        13100
Service Corp Intl             COM    817565104         497       61000    SH     SOLE     None     26000     0        35000
Syntroleum Corp               COM    871630109        7603     1252501    SH     SOLE     None    433500     0       819001
Tidewater Inc                 COM    886423102        9650      196138    SH     SOLE     None     68400     0       127738
Trustmark Corp                COM    898402102         248        8000    SH     SOLE     None      8000     0            0
Vulcan Materials              COM    929160109        1265       16217    SH     SOLE     None      6617     0         9600
Wal-Mart Stores               COM    931142103         487       10105    SH     SOLE     None         0     0        10105
Washington Post 'B'           COM    939640108         553         709    SH     SOLE     None         0     0          709
Wesco Financial               COM    950817106         624        1639    SH     SOLE     None      1639     0            0
White Mountain Insur          COM    G9618E107        2883        5920    SH     SOLE     None      1200     0         4720

TOTAL                                               221540